General Information (Details) - Schedule of Fair Value of Identifiable Net Assets Acquired	Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Shares issued at Closing (in Shares) | shares	7,996,154
Fair value per Share (in Dollars per share) | $ / shares	$ 12.06
Fair value of shares at closing date	$ 79,961,540
Previous GoGreen Sponsor shareholders [Member]
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Shares issued at Closing (in Shares) | shares	6,468,600
Fair value per Share (in Dollars per share) | $ / shares	$ 10
Fair value of shares at closing date	$ 64,686,000
Previous GoGreen public shareholders [Member]
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Shares issued at Closing (in Shares) | shares	1,527,554
Fair value per Share (in Dollars per share) | $ / shares	$ 10
Fair value of shares at closing date	$ 15,275,540
Fair value of GoGreen net assets [Member]
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Fair value of shares at closing date	(3,104,056)
SPAC Transaction expense [Member]
Schedule of Fair Value of Identifiable Net Assets Acquired [Line Items]
Fair value of shares at closing date	$ 76,857,484